Annual Total Returns	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Dreyfus Treasury and Agency Liquidity Money Market Fund | Single Share
Prospectus [Line Items]
Annual Return [Percent]	4.27%	5.25%	5.11%	1.64%	0.01%	0.33%	2.15%	1.77%